Annual Total Returns - Fidelity Advisor® High Income Advantage Fund [BarChart] - 10.31 Fidelity Advisor High Income Advantage Fund - AMCIZ PRO-13 - Fidelity Advisor® High Income Advantage Fund - Fidelity Advisor High Income Advantage Fund-Class A
Dec. 30, 2022
Bar Chart Table:
Annual Return 2012	18.03%
Annual Return 2013	9.99%
Annual Return 2014	3.86%
Annual Return 2015	(3.01%)
Annual Return 2016	13.36%
Annual Return 2017	11.38%
Annual Return 2018	(5.46%)
Annual Return 2019	17.36%
Annual Return 2020	8.69%
Annual Return 2021	11.29%